Income from operations - Disaggregation of Sales per geographic area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Line Items]
Revenue from contracts with customers	€ 17,779	€ 17,435	€ 16,738
Revenue From Other Sources	390	391	418
Revenue	18,169	17,827	17,156
Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	3,770	3,572	3,624
Revenue From Other Sources	49	31	21
Revenue	3,819	3,603	3,645
North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	7,470	7,502	6,695
Revenue From Other Sources	92	86	86
Revenue	7,562	7,588	6,781
Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	1,378	1,369	1,386
Revenue From Other Sources	248	274	309
Revenue	1,626	1,643	1,694
Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,618	12,443	11,705
Revenue From Other Sources	389	390	415
Revenue	13,007	12,833	12,120
Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	5,161	4,992	5,033
Revenue From Other Sources	1	1	3
Revenue	5,162	4,993	5,036
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,569	12,263	12,142
Goods or services transferred at point in time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	2,552	2,387	2,537
Goods or services transferred at point in time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,859	4,889	4,427
Goods or services transferred at point in time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	980	972	1,000
Goods or services transferred at point in time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	8,392	8,248	7,964
Goods or services transferred at point in time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,177	4,015	4,178
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers	5,210	5,172	4,596
Goods or services transferred over time [member] | Western Europe [member]
Income from operations [Line Items]
Revenue from contracts with customers	1,221	1,183	1,087
Goods or services transferred over time [member] | North America [member]
Income from operations [Line Items]
Revenue from contracts with customers	2,608	2,612	2,268
Goods or services transferred over time [member] | Other Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	398	399	386
Goods or services transferred over time [member] | Total Mature Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	4,227	4,194	3,741
Goods or services transferred over time [member] | Growth Geographies [member]
Income from operations [Line Items]
Revenue from contracts with customers	€ 984	€ 978	€ 856